SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended			12 Months Ended						12 Months Ended
	Mar. 12, 2013 USD ($)	Dec. 03, 2010	Jan. 21, 2013 USD ($)	Jan. 21, 2013 ILS	Mar. 29, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 12, 2013 First Four Months [Member]	Mar. 12, 2013 After Four Months [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] USD ($)
Debt Instrument [Line Items]
Payment upon closing	$ 8,000
Payment for patents	5,000
Total value of common stock shares repurchased in the open market	2,500
Number of shares repurchased	4,747,409	1,827,271				669,090
Market price per share	$ 0.52												$ 30.0
Payments to acquire notes receivable	500
Annual rate	1.00%									1.50%	15.00%		6.00%
Repayments of Convertible Debt	5,000
Payments for operating activities	3,000
Cash reserves at closing date	1,000
Proceeds from senior secured notes	5,000
Stockholders' equity requirement			500	2,000	2,500
Stockholders' deficit			8,200			(8,387)	(4,115)	11,252	17,464
Deferred issuance costs						$ 34	$ 139	$ 139				$ 917